Transactions with Related Parties - Tsakos Energy Management Limited (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating vessels
Related Party Transaction [Line Items]
Monthly management fees	$ 27,500	$ 27,500	$ 27,500
Vessels chartered out on a bare-boat basis
Related Party Transaction [Line Items]
Monthly management fees	20,400	20,400	20,400
DP2 Shuttle Tankers
Related Party Transaction [Line Items]
Monthly management fees	35,000	35,000	35,000
LNG Carriers
Related Party Transaction [Line Items]
Monthly management fees	36,900	36,300	35,800
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Management incentive award	200,000	575,000	2,575,000
Special award paid	750,000	575,000
Monthly fee for supervisory services, per vessel	20,400	20,400	20,400
Supervisory services expenses	$ 245,000	$ 590,000	$ 3,016,000